PROVISION FOR JUDICIAL LIABILITIES - Possible losses, labor (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$) lawsuit	Dec. 31, 2021 BRL (R$) lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 12,937,551	R$ 11,443,483
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 321,428	R$ 211,767
Labor | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	1,248	1,462